Accumulated Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Income And Comprehensive Income [Abstract]
Currency translation adjustment	$ (109)	$ (109)	$ (109)
Unrealized gain (loss) on derivatives	1	(6)	114	(19)
Unfunded pension and postretirement benefit plan	(7)	(16)	(14)
Accumulated other comprehensive loss	$ (115)	$ (131)	$ (9)